Derivative Financial Instruments and Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Derivative [Line Items]
Gain (loss) on non-hedging derivative forward exchange contracts	$ (12.8)	$ 24.5	$ 12.4
Gain (loss) due to change in fair value of embedded derivatives	$ 7.4	$ (18.9)	$ (25.3)